Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares
Preferred stock, authorized	50
Preferred Stock, par value | $ / shares	$ 0.0001
Preferred stock, issued	0
Preferred stock, outstanding	0
Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	1,000
Common stock, issued	0
Common stock, outstanding	0
Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	100
Common stock, issued	100
Common stock, outstanding	100